Finance Income and Costs - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line items]
Finance income	₩ 256,435	₩ 366,561	₩ 575,050
Finance costs	385,232	433,616	326,830
Available-for-sale financial assets		158,440	(223,981)
Derivatives designated as hedging instrument	32,227	22,586	(13,218)
Other comprehensive income (loss)	(141,584)	(1,013)	(247,331)
Financial assets, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	256,016	366,251	574,713
Finance costs	42,525	123,485	27,412
Financial assets at FVOCI	(130,035)
Available-for-sale financial assets		158,440	(223,981)
Derivatives designated as hedging instrument	17,180	1,554	(172)
Other comprehensive income (loss)	(112,855)	159,994	(224,153)
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	419	310	337
Finance costs	342,707	310,131	299,418
Derivatives designated as hedging instrument	15,047	21,032	(13,046)
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income (loss)	(97,808)	181,026	(237,199)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	134,841	223,976	4,157
Finance costs	22,507		2,791
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income		30,598	484,300
Finance costs		86,445	8,174
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income		111,677	86,256
Finance costs		37,040	15,810
Financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income			121
Finance costs	1,535	678	4,018
Financial liabilities at amortised cost [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	419	310	216
Finance costs	328,618	299,422	295,400
Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Finance costs	12,554	₩ 10,031	₩ 637
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	35,143
Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	86,032
Finance costs	₩ 20,018